Shareholder Report, Holdings (Details)	Dec. 31, 2025
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Insurance
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Retail & Wholesale—Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Citigroup, Inc., 6.875%, Series GG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Bank of America Corp., 6.625%, Series OO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | BNP Paribas SA, 7.75% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Citigroup, Inc., 6.625%, Series HH
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Morgan Stanley, 6.625%, Series Q
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Barclays PLC, 9.625% (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Goldman Sachs Group, Inc., 7.50%, Series X
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Societe Generale SA, 10.00% (France)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Insurance
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Retail & Wholesale—Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Citigroup, Inc., 6.875%, Series GG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Bank of America Corp., 6.625%, Series OO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | BNP Paribas SA, 7.75% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Citigroup, Inc., 6.625%, Series HH
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Morgan Stanley, 6.625%, Series Q
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Barclays PLC, 9.625% (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Goldman Sachs Group, Inc., 7.50%, Series X
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Societe Generale SA, 10.00% (France)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Insurance
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Retail & Wholesale—Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Citigroup, Inc., 6.875%, Series GG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Bank of America Corp., 6.625%, Series OO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | BNP Paribas SA, 7.75% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Citigroup, Inc., 6.625%, Series HH
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Morgan Stanley, 6.625%, Series Q
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Barclays PLC, 9.625% (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Goldman Sachs Group, Inc., 7.50%, Series X
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Societe Generale SA, 10.00% (France)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Insurance
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Retail & Wholesale—Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Citigroup, Inc., 6.875%, Series GG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Bank of America Corp., 6.625%, Series OO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | BNP Paribas SA, 7.75% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Citigroup, Inc., 6.625%, Series HH
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Morgan Stanley, 6.625%, Series Q
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Barclays PLC, 9.625% (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Goldman Sachs Group, Inc., 7.50%, Series X
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Societe Generale SA, 10.00% (France)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Insurance
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Retail & Wholesale—Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Citigroup, Inc., 6.875%, Series GG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Bank of America Corp., 6.625%, Series OO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | BNP Paribas SA, 7.75% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Citigroup, Inc., 6.625%, Series HH
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Morgan Stanley, 6.625%, Series Q
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Barclays PLC, 9.625% (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Goldman Sachs Group, Inc., 7.50%, Series X
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Societe Generale SA, 10.00% (France)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Insurance
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Retail & Wholesale—Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Citigroup, Inc., 6.875%, Series GG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Bank of America Corp., 6.625%, Series OO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | BNP Paribas SA, 7.75% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Citigroup, Inc., 6.625%, Series HH
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Morgan Stanley, 6.625%, Series Q
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Barclays PLC, 9.625% (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Goldman Sachs Group, Inc., 7.50%, Series X
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Societe Generale SA, 10.00% (France)
Holdings [Line Items]
Percent of Net Asset Value	0.80%